Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information regarding the executive compensation actually paid to the Company’s Chief Executive Officer (“CEO”), the average of the executive compensation actually paid to the other NEOs included in the Summary Compensation Table and the total shareholder return and net income for the fiscal years ended December 31, 2022, 2023 and 2024.
2024 PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(4)	Net Income (5)
2024	$902,243	$640,280	$637,243	$508,626	$13.85	$15,657,934
2023	$707,038	$648,084	$275,345	$202,934	$89.42	$5,345,819
2022	$928,804	$919,365	$549,280	$590,976	$74.62	$(22,079,859)

(1)	Mark D. Gordon, Chief Executive Officer, is the PEO for each year ended December 31, 2024, 2023 and 2022.

(2)
John D. Longley, President and Chief Operating Officer is the single NEO included in the calculation of the average executive compensation actually paid to our non-PEO
NEOs for the fiscal year ended December 31, 2024. John D. Longley and Christopher E. Jones, who served as Chief Financial Officer until July 7, 2023, were the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
NEOs for the years ended December 31, 2023 and 2022.

(3)	The adjustment to executive compensation actually paid to Mr. Gordon, our PEO, and the average of all other Non-PEO NEOs for the applicable years ended December 31, 2024, 2023 and 2022 consist of:

Adjustments	PEO			Average non-PEO NEOs
	2024	2023	2022	2024	2023	2022

Deduction for amounts reported under “Stock Awards” & “Option Awards” in the Summary Compensation Table for applicable FY	$(312,000)	$(201,000)	$(366,027)	$(312,000)	$(50,250)	$(211,212)

Increase for ASC 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end date	$-	$279,000	$246,877	$-	$69,750	$118,338

Increase for ASC 718 fair value of Awards granted during applicable year that vested during the applicable year, determined as of the vesting date	$312,000	$-	$388,879	$312,000	$-	$158,099

Increase/Deduction for Awards granted during the prior fiscal year that were outstanding as of the applicable fiscal year end, determined by the change in ASC 718 fair value from prior year end to applicable year end date	$(156,001)	$(13,927)	$(149,992)	$(77,999)	$(3,500)	$(38,228)

Increase/Deduction for Awards Granted during the prior fiscal year that vested during the applicable FY, determined by the change in ASC 718 fair value from prior YE to vesting date	$(105,962)	$(123,027)	$57,493	$(50,618)	$(29,241)	$14,699

Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited during the applicable FY, determined as of the applicable year end date.	$-	$-	$(216,668)	$-	$(59,169)	$-

(4)
The total shareholder return is based on an investment of $100 in the company common stock on December 31, 2021. The closing stock price of our common stock used in the calculation of total shareholder return were, as of December 31, 2021, 2022, 2023 and 2024, $5.20, $3.88, $4.65 and $0.72 respectively.

(5)	The net income(loss) for the years ended December 31, 2022, 2023 and 2024, are from the audited financial statements contained in the Form 10-K filed with the SEC for the year ended December 31, 2024.

Named Executive Officers, Footnote	John D. Longley, President and Chief Operating Officer is the single NEO included in the calculation of the average executive compensation actually paid to our non-PEO
NEOs for the fiscal year ended December 31, 2024. John D. Longley and Christopher E. Jones, who served as Chief Financial Officer until July 7, 2023, were the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
	NEOs for the years ended December 31, 2023 and 2022.
PEO Total Compensation Amount	$ 902,243	$ 707,038	$ 928,804
PEO Actually Paid Compensation Amount	$ 640,280	648,084	919,365
Adjustment To PEO Compensation, Footnote
(3)	The adjustment to executive compensation actually paid to Mr. Gordon, our PEO, and the average of all other Non-PEO NEOs for the applicable years ended December 31, 2024, 2023 and 2022 consist of:

Adjustments	PEO			Average non-PEO NEOs
	2024	2023	2022	2024	2023	2022

Deduction for amounts reported under “Stock Awards” & “Option Awards” in the Summary Compensation Table for applicable FY	$(312,000)	$(201,000)	$(366,027)	$(312,000)	$(50,250)	$(211,212)

Increase for ASC 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end date	$-	$279,000	$246,877	$-	$69,750	$118,338

Increase for ASC 718 fair value of Awards granted during applicable year that vested during the applicable year, determined as of the vesting date	$312,000	$-	$388,879	$312,000	$-	$158,099

Increase/Deduction for Awards granted during the prior fiscal year that were outstanding as of the applicable fiscal year end, determined by the change in ASC 718 fair value from prior year end to applicable year end date	$(156,001)	$(13,927)	$(149,992)	$(77,999)	$(3,500)	$(38,228)

Increase/Deduction for Awards Granted during the prior fiscal year that vested during the applicable FY, determined by the change in ASC 718 fair value from prior YE to vesting date	$(105,962)	$(123,027)	$57,493	$(50,618)	$(29,241)	$14,699

Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited during the applicable FY, determined as of the applicable year end date.	$-	$-	$(216,668)	$-	$(59,169)	$-

Non-PEO NEO Average Total Compensation Amount	$ 637,243	275,345	549,280
Non-PEO NEO Average Compensation Actually Paid Amount	$ 508,626	202,934	590,976
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The adjustment to executive compensation actually paid to Mr. Gordon, our PEO, and the average of all other Non-PEO NEOs for the applicable years ended December 31, 2024, 2023 and 2022 consist of:

Adjustments	PEO			Average non-PEO NEOs
	2024	2023	2022	2024	2023	2022

Deduction for amounts reported under “Stock Awards” & “Option Awards” in the Summary Compensation Table for applicable FY	$(312,000)	$(201,000)	$(366,027)	$(312,000)	$(50,250)	$(211,212)

Increase for ASC 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end date	$-	$279,000	$246,877	$-	$69,750	$118,338

Increase for ASC 718 fair value of Awards granted during applicable year that vested during the applicable year, determined as of the vesting date	$312,000	$-	$388,879	$312,000	$-	$158,099

Increase/Deduction for Awards granted during the prior fiscal year that were outstanding as of the applicable fiscal year end, determined by the change in ASC 718 fair value from prior year end to applicable year end date	$(156,001)	$(13,927)	$(149,992)	$(77,999)	$(3,500)	$(38,228)

Increase/Deduction for Awards Granted during the prior fiscal year that vested during the applicable FY, determined by the change in ASC 718 fair value from prior YE to vesting date	$(105,962)	$(123,027)	$57,493	$(50,618)	$(29,241)	$14,699

Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited during the applicable FY, determined as of the applicable year end date.	$-	$-	$(216,668)	$-	$(59,169)	$-

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between executive compensation actually paid to our PEO and the average of the executive compensation actually paid to our non-PEO
NEOs for the years ended December 31, 2024, 2023, and 2022 to the total shareholder return based on an initial investment of $100 in our common stock as of December 31, 2021.

Compensation Actually Paid vs. Net Income
The following chart illustrates the relationship between executive compensation actually paid to our PEO and the average of the executive compensation actually paid to our non-PEO
NEOs for the years ended December 31, 2024, 2023, and 2022 and net profit or loss for the years ending December 31, 2024, 2023, and 2022 reported in our audited financial statements contained in our Form
10-K
filed with the SEC for the year ended December 31, 2024.

Total Shareholder Return Amount	$ 13.85	89.42	74.62
Net Income (Loss)	$ 15,657,934	$ 5,345,819	$ (22,079,859)
PEO Name	Mark D. Gordon	Mark D. Gordon	Mark D. Gordon
Common Stock Per Share Price	$ 0.72	$ 4.65	$ 3.88	$ 5.2
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (312,000)	$ (201,000)	$ (366,027)
PEO | Increase for ASC 718 Fair Value of Awards granted during applicable year that remain unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	279,000	246,877
PEO | Increase for ASC 718 fair value of Awards granted during applicable year that vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,000	0	388,879
PEO | Increase/Deduction for Awards granted during the prior fiscal year that were outstanding determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156,001)	(13,927)	(149,992)
PEO | IncreaseDeduction for Awards Granted during the prior fiscal year that vested determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,962)	(123,027)	57,493
PEO | Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(216,668)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(312,000)	(50,250)	(211,212)
Non-PEO NEO | Increase for ASC 718 Fair Value of Awards granted during applicable year that remain unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	69,750	118,338
Non-PEO NEO | Increase for ASC 718 fair value of Awards granted during applicable year that vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,000	0	158,099
Non-PEO NEO | Increase/Deduction for Awards granted during the prior fiscal year that were outstanding determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,999)	(3,500)	(38,228)
Non-PEO NEO | IncreaseDeduction for Awards Granted during the prior fiscal year that vested determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,618)	(29,241)	14,699
Non-PEO NEO | Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (59,169)	$ 0